Shareholders' Equity - Synthetic Share Buyback (Details) € / shares in Units, € in Millions				1 Months Ended												12 Months Ended
	Jul. 14, 2015 shares	Jan. 31, 2015 shares	Nov. 24, 2012 EUR (€) € / shares shares	Dec. 22, 2015 shares	Nov. 30, 2015 shares	Oct. 31, 2015 shares	Sep. 30, 2015 shares	Aug. 31, 2015 shares	Jul. 31, 2015 shares	Jun. 30, 2015 shares	May. 31, 2015 shares	Apr. 30, 2015 shares	Mar. 31, 2015 shares	Feb. 28, 2015 shares	Nov. 30, 2012 EUR (€)	Dec. 31, 2015 shares	Dec. 31, 2012 EUR (€)	Jul. 09, 2012 € / shares
Schedule Of Stockholders Equity [Line Items]
Conversion_rate																1.30
Nominal value before second amendment			€ 0.09
Nominal value upon second amendment			9.24
Nominal value per ordinary share upon third amendment			0.06
Amount of decrease in nominal value per ordinary share upon third amendment			€ 9.18
Conversion of stock shares			100 ordinary shares for 77 ordinary shares
Nominal value upon fourth amendment			€ 0.09
Total number of shares purchased | shares	179,580	202,080.00		634,682	572,167	429,927	482,500.00	533,000.00	320,500.00	734,976.00	412,920.00	551,263.00	740,490.00	478,691.00		6,272,776
Selling price of shares included in the customer co-investment program (in EUR per share)																		€ 39.91
Net proceeds from shares issued under CCIP | €															€ 3,850.0
Synthetic Share Buyback [Member]
Schedule Of Stockholders Equity [Line Items]
Total number of shares purchased | shares			93,411,216
Selling price of shares included in the customer co-investment program (in EUR per share)			€ 39.91															€ 39.91
Capital repayment | €			€ 3,728.3
Difference between capital repayment and net proceeds from issuance of shares | €			125.6
Net proceeds from shares issued under CCIP | €			€ 3,853.9														€ 3,853.9